Note 12: Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Defined Benefit Plans Disclosures [Text Block]
(Dollars in millions)	2012	2011
Change in Benefit Obligation:
Beginning balance	$27,167	$24,445
Service cost	500	444
Interest cost	1,331	1,298
Actuarial loss	2,855	2,185
Total benefits paid	(1,357)	(1,233)
Net settlement and curtailment (gain) loss	(90)	1
Plan amendments	(195)	21
Business combinations	5,235	-
Other	262	6
Ending balance	$35,708	$27,167
Change in Plan Assets:
Beginning balance	$23,542	$22,384
Actual return on plan assets	3,306	1,320
Employer contributions	516	1,060
Benefits paid from plan assets	(1,357)	(1,233)
Business combinations	3,800	-
Other	121	11
Ending balance	$29,928	$23,542
Funded Status:
Fair value of plan assets	$29,928	$23,542
Benefit obligations	(35,708)	(27,167)
Funded status of plan	$(5,780)	$(3,625)
Amounts Recognized in the Consolidated Balance Sheet Consist of:
Noncurrent assets	$643	$552
Current liability	(105)	(64)
Noncurrent liability	(6,318)	(4,113)
Net amount recognized	$(5,780)	$(3,625)
Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial loss	$10,215	$9,436
Prior service credit	(322)	(152)
Transition obligation	-	6
Net amount recognized	$9,893	$9,290

(Dollars in millions)	2012	2011
Projected benefit obligation	$32,278	$24,091
Accumulated benefit obligation	31,147	23,198
Fair value of plan assets	25,889	19,949

(Dollars in millions)	2012	2011	2010
Pension Benefits:
Service cost	$500	$444	$396
Interest cost	1,331	1,298	1,287
Expected return on plan assets	(1,944)	(1,834)	(1,735)
Amortization of prior service credits	(24)	(12)	(18)
Amortization of unrecognized net transition obligation	1	1	1
Recognized actuarial net loss	722	462	285
Net settlement and curtailment loss	77	16	2
Net periodic pension cost – employer	$663	$375	$218

(Dollars in millions)
Current year actuarial loss	$1,493
Amortization of actuarial loss	(722)
Current year prior service credit	(195)
Amortization of prior service credit	24
Amortization of transition obligation	(1)
Other	4
Total recognized in other comprehensive loss	$603
Net recognized in net periodic pension cost and other comprehensive loss	$1,266

(Dollars in millions)
Net actuarial loss	$964
Prior service credit	(42)
$922

	Benefit Obligation		Net Cost
	2012	2011	2012	2011	2010
Discount rate	4.0%	4.7%	4.6%	5.4%	5.9%
Salary scale	4.2%	4.3%	4.3%	4.4%	4.4%
Expected return on plan assets	-	-	7.7%	7.9%	8.0%

	Quoted Prices in Active Markets For Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
(Dollars in millions)	(Level 1)	(Level 2)	(Level 3)	Total
Asset Category:
Public Equities
Global Equities	$6,413	$-	$-	$6,413
Global Equity Commingled Funds (a)	-	4,114	-	4,114
Enhanced Global Equities (b)	169	1,959	447	2,575
Private Equities (c)	-	-	1,202	1,202
Fixed Income Securities
Governments	1,003	1,421	-	2,424
Corporate Bonds	-	7,699	276	7,975
Structured Products (d)	-	21	-	21
Real Estate (e)	-	19	1,785	1,804
Other (f)	-	2,182	-	2,182
Cash & Cash Equivalents (g)	1	364	-	365
Subtotal	$7,586	$17,779	$3,710	29,075
Other Assets & Liabilities (h)				853
Total at December 31, 2012				$29,928

Public Equities
Global Equities	$5,210	$4	$-	$5,214
Global Equity Commingled Funds (a)	-	2,981	-	2,981
Enhanced Global Equities (b)	44	1,590	239	1,873
Private Equities (c)	-	-	1,159	1,159
Fixed Income Securities
Governments	1,564	1,199	-	2,763
Corporate Bonds	-	5,167	110	5,277
Structured Products (d)	-	67	-	67
Real Estate (e)	-	16	1,364	1,380
Other (f)	-	1,869	-	1,869
Cash & Cash Equivalents (g)	-	359	-	359
Subtotal	$6,818	$13,252	$2,872	22,942
Other Assets & Liabilities (h)				600
Total at December 31, 2011				$23,542

(a)	Represents commingled funds that invest primarily in common stocks.
(b)	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
(c)	Represents limited partner investments with general partners that primarily invest in debt and equity.
(d)	Represents mortgage and asset-backed securities.
(e)	Represents investments in real estate including commingled funds and directly held properties.
(f)	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
(g)	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
(h)	Represents trust receivables and payables that are not leveled.

(Dollars in millions)	Global Equities	Enhanced Global Equities	Private Equities	Corporate Bonds	Real Estate	Total
Balance, December 31, 2010	$1	$245	$1,134	$-	$944	$2,324
Realized gains (losses)	-	(1)	108	-	(6)	101
Unrealized gains (losses) relating to
instruments still held in the reporting period	-	(1)	17	6	137	159
Purchases, sales, and settlements, net	(1)	(4)	(100)	104	289	288
Balance, December 31, 2011	-	239	1,159	110	1,364	2,872
Plan assets acquired	-	63	-	-	79	142
Realized gains	-	1	174	3	6	184
Unrealized (losses) gains relating to
instruments still held in the reporting period	-	31	(14)	51	115	183
Purchases, sales, and settlements, net	-	113	(117)	112	221	329
Balance, December 31, 2012	$-	$447	$1,202	$276	$1,785	$3,710

(Dollars in millions)	2012	2011
Change in Benefit Obligation:
Beginning balance	$784	$832
Service cost	3	3
Interest cost	37	39
Actuarial loss (gain)	45	(7)
Total benefits paid	(107)	(104)
Business combinations	328	-
Other	16	21
Ending balance	$1,106	$784
Change in Plan Assets:
Beginning balance	$-	$10
Actual return on plan assets	-	2
Employer contributions	85	76
Benefits paid from plan assets	(107)	(104)
Other	22	16
Ending balance	$-	$-
Funded Status:
Fair value of plan assets	$-	$-
Benefit obligations	(1,106)	(784)
Funded status of plan	$(1,106)	$(784)
Amounts Recognized in the Consolidated Balance Sheet Consist of:
Current liability	$(91)	$(74)
Noncurrent liability	(1,015)	(710)
Net amount recognized	$(1,106)	$(784)
Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial gain	$(65)	$(120)
Prior service (credit) cost	(11)	2
Net amount recognized	$(76)	$(118)

(Dollars in millions)	2012	2011	2010
Other Postretirement Benefits:
Service cost	$3	$3	$2
Interest cost	37	39	46
Expected return on plan assets	-	(1)	(1)
Amortization of prior service credit	(4)	(2)	(2)
Recognized actuarial net gain	(6)	(8)	(1)
Net settlement and curtailment gain	(2)	(8)	-

Net periodic other postretirement benefit cost	$28	$23	$44

(Dollars in millions)
Current year actuarial loss	$49
Current year prior service credit	(16)
Amortization of prior service credit	4
Amortization of actuarial net gain	6
Net settlements and curtailments	(1)
Total recognized in other comprehensive loss	$42
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$70

	Benefit Obligation		Net Cost
	2012	2011	2012	2011	2010
Discount rate	3.6%	4.3%	4.2%	4.9%	5.5%
Expected return on plan assets	-	-	-	5.0%	5.0%

	2012	2011
Health care cost trend rate assumed for next year	8.0%	8.5%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	2019	2019

	2012 One-Percentage-Point
(Dollars in millions)	Increase	Decrease
Effect on total service and interest cost	$2	$(2)
Effect on postretirement benefit obligation	71	(60)

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award Text Block
	Stock Options		Stock Appreciation Rights		Performance Share Units
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price**	Other Incentive Shares / Units
Outstanding at:
December 31, 2011	21,029	$47.63	34,038	$66.70	2,962	$67.31	1,109
Granted	428	75.47	7,909	74.88	1,159	74.71	467
Exercised/earned	(7,546)	40.36	(2,645)	60.70	(607)	55.82	(207)
Cancelled	(105)	50.93	(881)	70.88	(723)	60.03	(85)
December 31, 2012	13,806	$52.45	38,421	$68.70	2,791	$74.77	1,284

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares in thousands, aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation Rights	51,737	$63.90	$937	5.2	35,142	$58.44	$828	3.7
Performance Share Units/Restricted Stock	3,645	-	299	1.2

	2012	2011	2010
Expected volatility	30% - 35%	26% - 32%	24% - 28%
Weighted-average volatility	30%	26%	25%
Expected term (in years)	7.4 - 7.7	7.5 - 8.0	7.4 - 7.9
Expected dividends	2.3%	2.4%	2.7%
Risk-free rate	0.0% - 2.0%	0.1% - 3.5%	0.1% - 4.0%

Schedule Of Multiemployer Plans Table [Text Block]
(Dollars in millions)		Pension Protection Act Zone Status		FIP/RP Status	Contributions				Expiration Date of Collective-Bargaining Agreement
Pension Fund	EIN/Pension Plan Number	2012	2011	Pending/ Implemented	2012	2011	2010	Surcharge Imposed
National Elevator Industry Pension Plan	23-2694291	Green	Green	No	$63	$56	$55	No	July 8, 2017
Other funds					36	38	35

					$99	$94	$90